Income Taxes Relating to Continuing Operations - Summary of Income Tax Recognised in Profit or Loss (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Deferred tax
Recognised in current year	$ (191,808)	$ (187,427)	$ (207,612)
Deferred tax	(191,808)	(187,427)	(207,612)
Total income tax benefit	$ (191,808)	$ (187,427)	$ (207,612)